LOANS RECEIVABLE - Summary of loans receivables (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
LOANS RECEIVABLE
Total personal loans	$ 57,925	$ 107,930	$ 82,927
Allowance for credit losses	(11,263)	(11,180)	(11,259)	$ (2,905)
Loans receivable, net	$ 46,662	$ 96,750	$ 71,668